Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 22– Quaint Oak Bancorp, Inc. (Parent Company Only)

Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31,
	2024	2023
Assets
Cash and cash equivalents	$4,205	$1,436
Investment in Quaint Oak Bank	70,924	67,859
Premises and equipment, net	-	1,388
Other assets	-	-
Total Assets	$75,129	$70,683

Liabilities and Stockholders’ Equity
Subordinated debt	$22,000	$21,957
Other liabilities	512	235
Stockholders’ equity	52,617	48,491
Total Liabilities and Stockholders’ Equity	$75,129	$70,683

Statements of Income

	For the Year Ended December 31,
	2024	2023
Income
Gain on the sale of 1710 Union Boulevard	$1,485	$-
Rental income	364	399
Total Income	1,849	399

Expenses
Occupancy and equipment expense	103	115
Interest on subordinated debt	1,934	1,449
Other expenses	141	556
Total Expenses	2,178	2,120

Net Income Before Income Taxes	(329)	(1,721)
Equity in Undistributed Net Income of Subsidiary	3,055	3,380
Income Tax Benefit	69	361
Net Income	$2,795	$2,020

Comprehensive Income	$2,805	$2,034

Statements of Cash Flows

	For the Year Ended December 31,
	2024	2023
Operating Activities
Net income	$2,795	$2,020
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Undistributed net income in subsidiary	(3,055)	(3,380)
Depreciation expense	45	50
Amortization of subordinated debt issuance costs	(11)	249
Stock-based compensation expense	242	225
Decrease (increase) in other assets	331	313
Net cash (used in) provided by operating activities	347	(523)

Investing Activities
Investment in Quaint Oak Bank	-	(13,500)
Sale of property and equipment	1,343	(6)
Net cash used in investing activities	1,343	(13,506)

Financing Activities
Dividends paid	(1,338)	(1,154)
Proceeds from the issuance of Subordinate Debt	-	13,742
Contribution of shares to ESOP	-	150
Proceeds from issuance of unallocated shares from authorized shares	2,448	1,645
Purchase of treasury stock	(150)	(433)
Proceeds from the reissuance of treasury stock under 401(k) plan	119	289
Proceeds from the exercise of stock options	-	932
Net cash provided by financing activities	1,079	15,181

Net Increase in Cash and Cash Equivalents	2,769	1,152
Cash and Cash Equivalents-Beginning of Year	1,436	284
Cash and Cash Equivalents-End of Year	$4,205	$1,436